SCHEDULE OF LEASE COMMITMENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Nov. 01, 2021	Oct. 01, 2021	Apr. 01, 2020
Commitments and Contingencies Disclosure [Abstract]
2023	$ 111,362	$ 84,146
2025	102,501
2026	93,959
Thereafter
Total lease payments	307,822	84,146
Less: interest	(22,834)	(1,439)
Present value of lease liabilities	$ 284,988	82,707	$ 10,864	$ 9,777	$ 490,000
Thereafter